Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 50,507	$ 48,364	$ 153,714	$ 115,670	$ 164,767	$ 61,084
Disposals and sales of fixed assets			$ 36,748	$ 51,679